COMMITMENTS (Tables)	6 Months Ended
Jun. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Rent Expense
Rental expenses for the three and six months ended June 30, 2017 and June 30, 2016, are as follows:

	Six months ended June 30		Three months ended June 30
	2017	2016	2017	2016
Rental expenses	$277	$174	$168	$73

Schedule of Future Minimum Lease Commitments	Future minimum lease commitments under non-cancelable operating lease agreements are as follows:
2017	368
2018	670
2019 and thereafter	1,299
Total	$2,337